PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 1.6%
85,029	Boeing Co. (The)	$14,051,893

	Air Freight & Logistics – 1.9%
182,828	Expeditors International of Washington, Inc.	16,549,591

	Automobiles – 1.1%
327,700	General Motors Co.	9,696,643

	Banks – 3.9%
603,460	Bank of America Corp.	14,537,351
287,005	Citigroup, Inc.	12,372,786
286,000	Wells Fargo & Co.	6,723,860

		33,633,997

	Beverages – 4.2%
66,391	Constellation Brands, Inc., Class A	12,581,758
293,003	Monster Beverage Corp.(a)	23,498,841

		36,080,599

	Biotechnology – 2.8%
72,996	BioMarin Pharmaceutical, Inc.(a)	5,553,536
33,239	Regeneron Pharmaceuticals, Inc.(a)	18,606,527

		24,160,063

	Capital Markets – 6.5%
342,045	Charles Schwab Corp. (The)	12,392,290
25,506	FactSet Research Systems, Inc.	8,541,449
31,900	Moody’s Corp.	9,246,215
21,580	MSCI, Inc.	7,699,313
156,913	SEI Investments Co.	7,958,627
177,600	State Street Corp.	10,537,008

		56,374,902

	Communications Equipment – 0.8%
182,935	Cisco Systems, Inc.	7,205,810

	Consumer Finance – 2.8%
87,100	American Express Co.	8,731,775
209,585	Capital One Financial Corp.	15,060,778

		23,792,553

	Electronic Equipment, Instruments & Components – 0.9%
81,400	TE Connectivity Ltd.	7,956,036

	Energy Equipment & Services – 0.4%
190,413	Schlumberger NV	2,962,826

	Entertainment – 3.1%
31,330	Netflix, Inc.(a)	15,665,940

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
86,550	Walt Disney Co. (The)	$10,739,124

		26,405,064

	Health Care Equipment & Supplies – 1.1%
8,113	Intuitive Surgical, Inc.(a)	5,756,498
20,817	Varian Medical Systems, Inc.(a)	3,580,524

		9,337,022

	Health Care Providers & Services – 3.1%
127,200	CVS Health Corp.	7,428,480
73,100	HCA Healthcare, Inc.	9,114,108
24,390	Humana, Inc.	10,094,777

		26,637,365

	Health Care Technology – 1.1%
133,376	Cerner Corp.	9,641,751

	Hotels, Restaurants & Leisure – 3.6%
105,400	Hilton Worldwide Holdings, Inc.	8,992,728
103,100	Starbucks Corp.	8,858,352
155,199	Yum China Holdings, Inc.	8,217,787
55,925	Yum! Brands, Inc.	5,105,953

		31,174,820

	Household Products – 0.7%
76,895	Colgate-Palmolive Co.	5,932,449

	Industrial Conglomerates – 0.8%
1,076,750	General Electric Co.	6,708,153

	Insurance – 2.1%
337,355	American International Group, Inc.	9,287,383
92,600	Reinsurance Group of America, Inc.	8,814,594

		18,101,977

	Interactive Media & Services – 10.4%
20,577	Alphabet, Inc., Class A(a)	30,157,651
7,901	Alphabet, Inc., Class C(a)	11,611,310
182,614	Facebook, Inc., Class A(a)	47,826,606

		89,595,567

	Internet & Direct Marketing Retail – 10.2%
120,735	Alibaba Group Holding Ltd., Sponsored ADR(a)	35,493,675
12,559	Amazon.com, Inc.(a)	39,544,900
7,300	Booking Holdings, Inc.(a)	12,487,964

		87,526,539

	IT Services – 4.6%
23,323	Automatic Data Processing, Inc.	3,253,325
353,800	DXC Technology Co.	6,315,330
150,538	Visa, Inc., Class A	30,103,084

		39,671,739

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.3%
37,155	Illumina, Inc.(a)	$11,483,867

	Machinery – 3.1%
62,900	Caterpillar, Inc.	9,381,535
78,706	Deere & Co.	17,443,611

		26,825,146

	Media – 3.1%
18,555	Charter Communications, Inc., Class A(a)	11,584,628
321,980	Comcast Corp., Class A	14,894,795

		26,479,423

	Oil, Gas & Consumable Fuels – 1.4%
525,541	Apache Corp.	4,976,873
193,138	EOG Resources, Inc.	6,941,380

		11,918,253

	Pharmaceuticals – 3.0%
78,238	Novartis AG, Sponsored ADR	6,803,577
66,229	Novo Nordisk A/S, Sponsored ADR	4,598,279
339,321	Roche Holding AG, Sponsored ADR	14,526,332

		25,928,188

	Semiconductors & Semiconductor Equipment – 4.9%
55,852	NVIDIA Corp.	30,228,220
99,152	QUALCOMM, Inc.	11,668,207

		41,896,427

	Software – 10.8%
106,730	Autodesk, Inc.(a)	24,655,697
68,253	Microsoft Corp.	14,355,654
338,004	Oracle Corp.	20,178,839
74,230	salesforce.com, Inc.(a)	18,655,484
72,118	Workday, Inc., Class A(a)	15,514,745

		93,360,419

	Textiles, Apparel & Luxury Goods – 0.8%
579,892	Under Armour, Inc., Class A(a)	6,512,187

	Total Common Stocks (Identified Cost $592,744,627)	827,601,269

Principal Amount
Short-Term Investments – 4.1%
$35,543,323	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $35,543,323 on 10/01/2020 collateralized by $33,636,900 U.S. Treasury Note, 1.125% due 2/28/2025 valued at $35,012,425; $1,242,000 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $1,241,903 including accrued interest(b) (Identified Cost $35,543,323)	35,543,323

Description	Value (†)
Total Investments – 100.2% (Identified Cost $628,287,950)	$863,144,592
Other assets less liabilities – (0.2)%	(1,569,308)

Net Assets – 100.0%	$861,575,284

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$827,601,269	$—	$—	$827,601,269
Short-Term Investments	—	35,543,323	—	35,543,323

Total	$827,601,269	$35,543,323	$—	$863,144,592

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Software	10.8%
Interactive Media & Services	10.4
Internet & Direct Marketing Retail	10.2
Capital Markets	6.5
Semiconductors & Semiconductor Equipment	4.9
IT Services	4.6
Beverages	4.2
Banks	3.9
Hotels, Restaurants & Leisure	3.6
Machinery	3.1
Health Care Providers & Services	3.1
Media	3.1
Entertainment	3.1
Pharmaceuticals	3.0
Biotechnology	2.8
Consumer Finance	2.8
Insurance	2.1
Other Investments, less than 2% each	13.9
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%